Allocation of Purchase Price (Parenthetical) (Detail) (Lease Intangibles)	12 Months Ended
Dec. 31, 2012
Lease Intangibles
Business Acquisition [Line Items]
Weighted average amortization period on the acquired lease intangibles	2 years 7 months 6 days